Jackson Square Global Growth Fund
Jackson Square International Growth Fund
(the “Funds”)

Supplement dated August 31, 2021, to the Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2021, as supplemented
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Effective immediately, Investor Class Shares of the Jackson Square Global Growth Fund and Jackson Square International Growth Fund are available for purchase.

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Please retain this supplement with your Prospectus and SAI for future reference